LEASE AND OTHER RECEIVABLES, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease And Other Receivables Net
Expected credit loss allowance rate	100.00%
Weighted average annual interest rate	10.70%	10.70%
Weighted average remaining loan term	7 years 2 months 12 days	8 years 1 month 6 days